Per Share Data	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Per Share Data
11.	Per Share Data
Basic (net loss) earnings per share is calculated utilizing the weighted average number of common shares outstanding during the periods presented. Diluted (net loss) earnings per share is calculated utilizing the weighted average number of common shares outstanding during the periods presented adjusted for the effect of dilutive common stock equivalents.

The following table sets forth the computation of basic and diluted (net loss) earnings per share data for the fiscal years ended:

	Fiscal Year Ended
	December 31, 2022	January 1, 2022	January 2, 2021
Numerator:
Net (loss) income attributable to WW International, Inc.	$(251,403)	$66,892	$75,079

Denominator:
Weighted average shares of common stock outstanding	70,321	69,640	67,849
Effect of dilutive common stock equivalents	—	1,104	2,171

Weighted average diluted common shares outstanding	70,321	70,744	70,020

(Net loss) earnings per share attributable to WW International, Inc.

Basic	$(3.58)	$0.96	$1.11

Diluted	$(3.58)	$0.95	$1.07

The number of anti-dilutive common stock equivalents excluded from the calculation of the weighted average number of common shares for diluted (net loss) earnings per share attributable to WW International, Inc.
was 8,540, 5,270 and 4,052 for the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021, respectively.